COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of contingent liabilities [abstract]
SUMMARY OF SIGNIFICANT UNRECOGNIZED COMMITMENTS

The following table summarizes the Company’s significant unrecognized commitments as of June 30, 2021:

	Less than one year	1 - 3 years	4 - 5 years	After 5 years (1)	Total
	$	$	$	$	$
Concession and annual mineral claim fees	414	1,365	1,518	-	3,297
Exploration Licenses - Silver City (to be paid in Shares)	341	501	-	-	842
Exploration Licenses - Silver City (to be paid in cash)	80	160	-	-	240
	835	2,026	1,518	-	4,379

(1)	Concession and claim fees continue until the relinquishment or expiration of the applicable concessions or claims.